Exhibit 99.2

Annex #1 to Form ABS Due Diligence 15E

Item 4. Description of the due diligence services performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description:

(1)	The type of assets that were reviewed;

a.	The assets reviewed in this population were one-to-four family residential mortgage loans.

(2)	The sample size of the assets reviewed;

a.	The sample consisted of 1,452 mortgage loans

(3)	How the sample size was determined and, if applicable, computed;

a.	ProTitleUSA performed the due diligence scope on the full loan population

(4) Whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted;

a. The accuracy of the information provided by the securitizer was verified through examination of the land records.

(5) Whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted;

a. Item 5 is not applicable within scope of review

(6) Whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted;

a. Item 6 is not applicable within scope of review

(7) Whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted;

a. Item 7 is not applicable within scope of review

(8) Any other type of review that was part of the due diligence services conducted by the person executing this Form.

a. Please refer to Item 5 of Form ABS Due Diligence 15E.

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

Annex #2 to Form ABS Due Diligence 15E

Item 5. Summary of findings and conclusions of review

ProTitleUSA was engaged by PRP Advisors (the person identified in Item 2 on this Form) as diligence provider to order and review title reports for a population of 1,452 one-to-four family residential mortgage loans (the “Subject Loans”). As of review date, ProTitleUSA has received and reviewed a total of 1,452 Current Owner searches with up to date title and tax information on each loan. Title Policy was reviewed for any and all loans that had exceptions prior to Subject loan origination as shown in the table attached to this form. With respect to these 1,452 loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction for all mortgages examined.

2.	With respect to the 91 Mortgage Loans (6.27% by loan count as of the Cut-off Date), a Diligence Provider noted that delinquent property taxes were owed with respect to the related Mortgaged Properties in an aggregate amount of approximately $325,783.00.

With respect to 131 Mortgage Loans (9.02% by loan count as of the Cut-off Date), the Diligence Provider noted that municipal liens in an aggregate amount of approximately $377,911.08 had been placed on the related Mortgaged Properties subsequent to the issuance of the final title policy and with respect to 16 Mortgage Loans (1.10% by loan count as of the Cut-off Date) secured by Mortgaged Properties located in a super lien state, the Diligence Provider noted that HOA liens of record in an aggregate amount of approximately $30,885.30 had been placed on the related Mortgaged Properties subsequent to the issuance of the final title policy.

Scope for due diligence work:

This limited-scope was for reviewing and documenting the most recent title reports provided by ProTitleUSA. Based on the title report, we captured the current lien position, potential assignment chain concerns, concerns with recordation and legal ownership; and any current and delinquent taxes. We noted liens and itemized liens up to 2 Senior and 3 Junior (all others will be summarized in the title findings summary).

If any issue was identified, the client was made aware and has made arrangements to assure the curative action has been taken. Based on the review, it was determined that there were no non-curable significant issues on the mortgaged properties.

Thank you,

AGOLD SERVICES INC d/b/a ProTitleUSA

About AGOLD SERVICES INC d/b/a ProTitleUSA

Legal entity name: “AGOLD SERVICES INC d/b/a ProTitleUSA” is also referred in this document as “ProTitleUSA”.

ProTitleUSA is a leader in nationwide title search, analytics and due diligence reporting, providing services for capital markets for over 15 years for acquisition, sale and securitization of residential and commercial mortgages. ProTitleUSA is servicing a variety of clients, such as GSEs, federal/state and local government entity, services, REITs, large- medium- & small investors, attorneys and many lenders.

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966

ProTitleUSA, 95 James Way, Suite 120, Southampton, PA 18966